General information - Additional Information (Details) $ in Millions, $ in Millions					6 Months Ended		12 Months Ended
	Jan. 29, 2021 USD ($)	Jan. 29, 2021 HKD ($)	Jan. 25, 2021 USD ($)	Jan. 25, 2021 HKD ($)	Jun. 30, 2021 USD ($) Room	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Room	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of general information [Line Items]
Cash and cash equivalents					$ 861	$ 1,592	$ 861	$ 2,471	$ 2,676	$ 1,239
Proceeds from bank loans					505	$ 403	403	$ 0	$ 746
2018 SCL Revolving Facility [Member]
Disclosure of general information [Line Items]
Undrawn borrowing facilities	$ 2,210				$ 2,000		$ 2,020
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of general information [Line Items]
Line of credit facility, increase (decrease), net			$ 494	$ 3,830
2018 SCL Revolving Facility [Member] | United States of America, Dollars [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of general information [Line Items]
Proceeds from bank loans	29
2018 SCL Revolving Facility [Member] | Hong Kong, Dollars [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of general information [Line Items]
Proceeds from bank loans	$ 274	$ 2,130
The Plaza Macao [Member] | The Grand Suites at Four Seasons [Member]
Disclosure of general information [Line Items]
Number of hotel rooms | Room							289
The Londoner Macao [Member] | The Londoner Macao Hotel [Member]
Disclosure of general information [Line Items]
Number of hotel rooms | Room					594
Las Vegas Sands Corp. [Member] | Sands China Ltd. [Member]
Disclosure of general information [Line Items]
Proportion of ownership interest in subsidiary					69.91%		69.93%